Subsequent Events	8 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
CIK0001815805 BROADSTONE ACQUISITION CORP.
Subsequent Events

Note 11—Subsequent Events

Management has evaluated subsequent events to determine if events or transactions occurring through June 9, 2021, the date the financial statements were issued, require potential adjustment to or disclosure in the financial statements and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed.

Note 10—Subsequent Events

Management evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements other than those already disclosed.